Research and Development	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
Research and Development
13.	RESEARCH AND DEVELOPMENT

During the year ended December 31, 2020, the Company spent $123,916 (December 31, 2019 - $1,111,562) in research and development costs in relation to the development of a biosphere facility. The following represents the breakdown of research and development activities:

	December 31, 2020	December 31, 2019
Architectural fees	$28,397	$388,033
Engineering consultants	16,962	233,109
Design and construction	4,406	371,117
Product development	74,150	119,303
	$123,915	$1,111,562

The Company recorded Scientific Research and Experimental Development (“SR&ED”) tax incentive income of $106,195 during the year ended December 31, 2020 (December 31, 2019 - $Nil). SR&ED tax incentive income is recognized when there is reasonable assurance that the income will be received, the relevant expenditure has been incurred, and the consideration can be reliably measured. The Company’s SR&ED tax incentive income has been recognized as other income as it is not indicative of the core operating activities or revenue producing goals of the Company.